Related Party Transactions	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related Party Transactions
43. Related Party Transactions
According to IAS No. 24, the Group includes investments in associates, key management personnel (including family members), and post-employment benefit plans of the Group and its related party companies in the scope of related parties. The Group discloses balances (receivables and payables) and other amounts arising from transactions with related parties in the notes to the consolidated financial statements. Refer to Note 13 for details of investments in associates and joint ventures.
43.1 Details of significant profit or loss arising from transactions with related parties for the years ended December 31, 2022, 2023 and 2024, are as follows:

(In millions of Korean won)
		2022		2023		2024
Associates and joint ventures
Balhae Infrastructure Company	Fee and commission income	￦	5,194	￦	5,101	￦	5,337
Korea Credit Bureau Co., Ltd.	Interest expense		1		1		1
	Fee and commission income		649		776		727
	Fee and commission expense		3,973		8,444		10,203
	Insurance income		4		3		3
	Reversal of credit losses		—		—		2
	Provision for credit losses		—		1		—
	Other operating expenses		15		15		11
Incheon Bridge Co., Ltd.	Interest income		7,516		10,420		14,006
	Interest expense		517		979		986
	Fee and commission income		23		28		34
	Fee and commission expense		6		7		9
	Insurance income		212		219		222
	Gains on financial instruments at fair value through profit or loss		—		334		2,129
	Losses on financial instruments at fair value through profit or loss		4,434		—		—
	Reversal of credit losses		28		—		9
	Provision for credit losses		9		54		—
Kendai Co., Ltd.	Other non-operating expenses		3		—		—
Aju Good Technology Venture Fund	Interest expense		108		111		3
Taeyoungjungkong Co., Ltd.	Interest income		—		2		—
KB Star Office Private Real Estate Master Fund No. 1*	Interest expense		2		—		—
	Fee and commission income		276		—		—
Star-Lord General Investors Private Real Estate Investment Company No. 10	Insurance income		97		137		116
	Interest income		3,098		5,934		5,939
	Interest expense		413		543		260
	Fee and commission income		—		20		—
	Provision for credit losses		1		4		1
	General and administrative expenses		5,562		9,720		9,055
	Other income		—		—		363
KG Capital Co., Ltd. *	Interest income		889		293		—
	Fee and commission income		47		18		—
	Fee and commission expense		10		1		—
	Insurance income		43		13		—
	Other operating income		487		—		—
	Other operating expenses		32		11		—
	Reversal of credit losses		—		55		—
	Provision for credit losses		9		—		—

(In millions of Korean won)
		2022	2023	2024
Food Factory Co., Ltd.	Interest income	80	62	317
	Interest expense	6	1	1
	Insurance income	10	9	3
	Fee and commission income	1	—	—
	Gains on financial instruments at fair value through profit or loss	33	43	—
	Losses on financial instruments at fair value through profit or loss	—	—	238
	Reversal of credit losses	1	2	—
KB Pre IPO Secondary Venture Fund No.1 *	Fee and commission income	1,204	—	—
Acts Co., Ltd. *	Insurance income	2	—	—
Dongjo Co., Ltd.	Interest income	9	36	34
POSCO-KB Shipbuilding Fund	Fee and commission income	177	(99)	—
Paycoms Co., Ltd. *	Interest income	7	154	—
	Gains on financial instruments at fair value through profit or loss	39	—	—
Big Dipper Co., Ltd.	Interest expense	1	—	—
	Fee and commission expense	393	266	243
	Provision for credit losses	—	—	4
KB-KDBC Pre-IPO New Technology Business Investment Fund	Interest expense	1	—	—
	Fee and commission income	129	—	—
KB-TS Technology Venture Private Equity Fund	Fee and commission income	185	324	175
KB-SJ Tourism Venture Fund	Fee and commission income	209	312	272
Banksalad Co., Ltd.	Losses on financial instruments at fair value through profit or loss	—	—	5,489
	Fee and commission income	36	37	36
	Fee and commission expense	17	11	4
Iwon Alloy Co., Ltd.	Insurance income	1	1	—
Bioprotect Ltd.	Gains on financial instruments at fair value through profit or loss	—	—	627
	Losses on financial instruments at fair value through profit or loss	—	—	473
RMGP Bio-Pharma Investment Fund, L.P.	Fee and commission income	43	40	59
	Gains on financial instruments at fair value through profit or loss	—	—	911
	Losses on financial instruments at fair value through profit or loss	—	—	872
RMGP Bio-Pharma Investment, L.P.	Gains on financial instruments at fair value through profit or loss	—	—	3
KB-MDI Centauri Fund L.P.	Fee and commission income	487	491	452
	Gains on financial instruments at fair value through profit or loss	—	—	2,602
	Losses on financial instruments at fair value through profit or loss	—	—	537

(In millions of Korean won)
		2022	2023	2024
Hibiscus Fund L.P.	Fee and commission income	524	928	491
	Gains on financial instruments at fair value through profit or loss	—	—	2,302
	Losses on financial instruments at fair value through profit or loss	—	—	500
RMG-KB BP Management Ltd.	Gains on financial instruments at fair value through profit or loss	—	—	36
RMG-KB BioAccess Fund L.P.	Fee and commission income	325	326	344
	Gains on financial instruments at fair value through profit or loss	—	—	824
	Losses on financial instruments at fair value through profit or loss	—	—	1,333
S&E Bio Co., Ltd.	Interest income	—	—	44
	Interest expense	2	43	16
	Provision for credit losses	—	—	16
Contents First Inc.	Interest income	128	346	482
	Interest expense	34	73	36
	Fee and commission income	1	2	2
	Gains on financial instruments at fair value through profit or loss	—	—	5,936
	Provision for credit losses	1	8	5
	Reversal of credit losses	—	—	1
December & Company Inc. *	Insurance income	174	187	—
GENINUS Inc. *	Interest expense	12	—	—
Pin Therapeutics Inc.	Interest expense	110	101	154
	Provision for credit losses	—	—	4
Wyatt Co., Ltd.	Interest income	—	—	378
	Gains on financial instruments at fair value through profit or loss	—	—	2,739
	Insurance income	142	102	138
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund *	Interest expense	6	4	4
	Fee and commission income	423	209	—
Spark Biopharma Inc.	Interest expense	272	468	293
	Provision for credit losses	—	—	13
	Gains on financial instruments at fair value through profit or loss	—	—	3,823
	Losses on financial instruments at fair value through profit or loss	—	—	1,639
Skydigital Inc.	Fee and commission income	3	3	2
Il-Kwang Electronic Materials Co., Ltd.	Other non-operating expenses	1	—	—
SO-MYUNG Recycling Co., Ltd.	Insurance income	—	—	1
	Other non-operating expenses	2	—	—
KB No.17 Special Purpose Acquisition Company*	Interest expense	1	—	—

(In millions of Korean won)
		2022	2023	2024
KB No.18 Special Purpose Acquisition Company*	Interest expense	5	—	—
KB No.19 Special Purpose Acquisition Company*	Interest expense	5	—	—
KB No.20 Special Purpose Acquisition Company*	Interest expense	22	—	—
KB No.21 Special Purpose Acquisition Company	Fee and commission income	263	—	—
	Gains on financial instruments at fair value through profit or loss	1,469	28	136
	Interest expense	30	68	75
KB No.22 Special Purpose Acquisition Company *	Fee and commission income	175	—	—
	Gains on financial instruments at fair value through profit or loss	982	1,013	—
	Interest expense	1	2	1
KB No.23 Special Purpose Acquisition Company *	Gains on financial instruments at fair value through profit or loss	1,476	—	—
	Losses on financial instruments at fair value through profit or loss	—	1,483	—
	Interest expense	23	46	—
KB No.24 Special Purpose Acquisition Company *	Interest expense	1	7	—
KB No.25 Special Purpose Acquisition Company	Interest expense	—	39	53
	Gains on financial instruments at fair value through profit or loss	—	1,130	—
	Losses on financial instruments at fair value through profit or loss	—	—	175
KB No.26 Special Purpose Acquisition Company	Interest expense	—	38	57
	Gains on financial instruments at fair value through profit or loss	—	1,209	—
	Losses on financial instruments at fair value through profit or loss	—	—	54
KB No.27 Special Purpose Acquisition Company	Interest expense	—	65	158
	Gains on financial instruments at fair value through profit or loss	—	3,059	—
	Losses on financial instruments at fair value through profit or loss	—	—	177
KB No.28 Special Purpose Acquisition Company	Interest expense	—	—	45
	Fee and commission income	—	—	175
	Gains on financial instruments at fair value through profit or loss	—	—	1,118
KB No.29 Special Purpose Acquisition Company	Fee and commission income	—	—	210
	Gains on financial instruments at fair value through profit or loss	—	—	1,525
	Interest expense	—	—	43

KB No.30 Special Purpose Acquisition Company	Interest expense	—	—	21
	Fee and commission income	—	—	175
	Gains on financial instruments at fair value through profit or loss	—	—	1,445
43.1 Details of significant profit or loss arising from transactions with related parties for the years ended December 31, 2022, 2023 and 2024, are as follows (cont’d):

(In millions of Korean won)
		2022	2023	2024
KB No.31 Special Purpose Acquisition Company	Gains on financial instruments at fair value through profit or loss	—	—	2,111
	Interest expense	—	—	13
KB SPROTT Renewable Private Equity Fund No.1	Fee and commission income	345	320	255
KB-Stonebridge Secondary Private Equity Fund	Fee and commission income	706	582	402
	Other operating income	—	113	—
COSES GT Co., Ltd. *	Gains on financial instruments at fair value through profit or loss	—	—	20
	Losses on financial instruments at fair value through profit or loss	—	4,910	—
	Interest income	23	30	—
	Interest expense	1	—	—
	Provision for credit losses	3	—	—
	Reversal of credit losses	—	5	—
TeamSparta Inc.	Fee and commission income	—	11	54
	Provision for credit losses	—	2	—
	Reversal of credit losses	—	—	1
	Interest expense	19	212	165
Newavel Co., Ltd.	Interest expense	1	—	—
	Losses on financial instruments at fair value through profit or loss	—	—	3,000
SuperNGine Co., Ltd.	Interest income	—	25	43
	Fee and commission income	—	1	—
	Provision for credit losses	—	6	33
Desilo Inc.	Interest income	9	13	14
	Provision for credit losses	—	3	—
Turing Co., Ltd.	Interest expense	1	7	29
	Interest income	—	24	61
	Provision for credit losses	—	14	—
	Reversal of credit losses	—	—	8
IGGYMOB Co., Ltd.	Losses on financial instruments at fair value through profit or loss	—	—	5,000
	Interest expense	1	—	—
Kukka Co., Ltd.	Interest expense	2	—	—
ZIPDOC Inc.	Losses on financial instruments at fair value through profit or loss	—	—	2,000
	Interest expense	1	—	—
	Reversal of credit losses	3	—	—
Grinergy Co., Ltd. *	Provision for credit losses	—	1	2
	Gains on financial instruments at fair value through profit or loss	—	—	1,288
	Losses on financial instruments at fair value through profit or loss	—	—	119
	Interest expense	—	1	—

(In millions of Korean won)
		2022	2023	2024
Chabot Mobility Co., Ltd.	Fee and commission income	—	—	1
	Interest expense	1	—	1
	Fee and commission expense	824	2,154	2,364
	Gains on financial instruments at fair value through profit or loss	—	—	579
Wemade Connect Co., Ltd.	Insurance income	3	2	2
	Interest expense	81	316	270
	Fee and commission income		—	5
	Provision for credit losses	—	9	10
	Losses on financial instruments at fair value through profit or loss		—	4,827
	Reversal of credit losses	1	—	—
TMAP Mobility Co., Ltd.	Interest expense	226	1,460	3,077
	Fee and commission income	—	2	5
	Fee and commission expense	78	998	1,292
	Provision for credit losses	—	—	3
	Reversal of credit losses	—	9	—
	Insurance income	—	209	1,200
Nextrade Co., Ltd.	Interest expense	263	2,911	2,481
WJ Private Equity Fund No.1	Fee and commission income	7	7	7
UPRISE, Inc.	Interest expense	3	—	—
	Losses on financial instruments at fair value through profit or loss	—	—	3,893
Channel Corporation	Interest expense	43	67	10
	Losses on financial instruments at fair value through profit or loss	—	—	103
	Gains on financial instruments at fair value through profit or loss	—	—	4,837
CWhy Inc.	Insurance income	2	2	9
CellinCells Co., Ltd	Provision for credit losses	—	—	2
KB Social Impact Investment Fund	Fee and commission income	286	284	250
KB-UTC Inno-Tech Venture Fund	Fee and commission income	449	431	230
	Other operating income	—	3	—
KBSP Private Equity Fund No.4	Fee and commission income	211	—	—
KB-NAU Special Situation Corporate Restructuring Private Equity Fund	Fee and commission income	561	1,052	619
2020 KB Fintech Renaissance Fund	Fee and commission income	147	147	147
KB Material and Parts No.1 PEF *	Fee and commission income	353	705	175
	Other operating income	—	34	—
FineKB Private Equity Fund No.1	Fee and commission income	641	378	569
	Gains on financial instruments at fair value through profit or loss	—	16	32
Paramark KB Fund No.1	Fee and commission income	356	129	118
KB-Badgers Future Mobility ESG Fund No.1	Fee and commission income	905	1,300	1,300
	Gains on financial instruments at fair value through profit or loss	—	—	1

(In millions of Korean won)
		2022	2023	2024
KB Bio Private Equity No.3 Ltd.*	Fee and commission income	4,035	—	—
KB-KTB Technology Venture Fund	Fee and commission income	600	669	342
THE CHAEUL FUND NO.1	Fee and commission income	82	—	—
Bluepointpartners Inc.	Losses on financial instruments at fair value through profit or loss	—	—	237
KB-Solidus Global Healthcare Fund	Fee and commission income	350	284	17
	Gains on financial instruments at fair value through profit or loss	—	8,400	700
SwatchOn Inc.*	Fee and commission income	5	—	—
	Interest expense	5	—	—
ASSEMBLE CORPORATION	Interest income	61	88	117
	Interest expense	2	—	—
	Fee and commission income	1	1	2
	Insurance income	—	1	2
	Provision for credit losses	3	49	—
	Reversal of credit losses	—	—	20
KB Cape No.1 Private Equity Fund *	Fee and commission income	72	217	37
	Gains on financial instruments at fair value through profit or loss	—	—	82
	Losses on financial instruments at fair value through profit or loss	—	16	—
KB-GeneN Medical Venture Fund No.1	Fee and commission income	76	89	89
KB-BridgePole Venture Investment Fund *	Fee and commission income	118	135	101
	Other operating income	—	638	—
KB-BridgePole Venture Investment Fund No.2	Fee and commission income	—	20	105
KB-Kyobo New Mobility Power Fund *	Fee and commission income	69	79	76
KB Co-Investment Private Equity Fund No.1	Fee and commission income	483	904	1,434
KB-NP Green ESG New Technology Venture Capital Fund	Fee and commission income	435	1,173	1,134
KB-FT Green Growth 1st Technology Investment Association	Fee and commission income	—	135	136
	Interest expense	—	14	12
Spoon Radio Co., Ltd.	Losses on financial instruments at fair value through profit or loss	—	—	911
Gushcloud Talent Agency	Gains on financial instruments at fair value through profit or loss	—	—	228
KB-SUSUNG 1st Investment Fund	Fee and commission income	—	129	192
KB-SUSUNG 2st Investment Fund	Fee and commission income		—	78
Youngwon Corporation *	Insurance income	—	1	—
Seokwang T&I Co., Ltd	Insurance income	—	1	2
3D Interactive Co., Ltd.	Fee and commission income	—	7	1
	Interest expense	—	10	1
	Provision for credit losses	—	2	—

(In millions of Korean won)
		2022	2023	2024
Bigwave Robotics Crop.	Fee and commission income	—	—	1
	Interest income	—	(1)	—
	Interest expense	—	1	6
U-KB Credit No.1 Private Equity	Fee and commission income	—	228	970
KY Global Cell & Gene Private Equity Fund 2nd *	Interest expense	—	42	(38)
KB-SOLIDUS Healthcare Investment Fund	Fee and commission income	—	—	768
AKK Robotech Valueup New Technology Investment Fund	Fee and commission income	—	—	101
New Daegu Busan Expressway Co., Ltd.	Interest income	—	—	2,458
	Reversal of credit losses	—	—	3
	Interest expense	—	—	3,680
	Insurance income	—	—	257
AIM FUTURE, Inc.	Interest income	—	—	44
	Interest expense	—	—	48
	Insurance income	—	—	1
	Provision for credit losses	—	—	3
ADP Holdings Co., Ltd.	Interest expense	—	—	61
ADPGREEN	Interest expense	—	—	26
	Provision for credit losses	—	—	11
	Insurance income	—	—	73
KB-CJ Venture Fund 1st	Fee and commission income	—	—	80
OKXE Inc.	Gains on financial instruments at fair value through profit or loss	—	—	1,922
Ascent Global Fund III	Gains on financial instruments at fair value through profit or loss	—	—	261
Elev8-Capital Fund I	Gains on financial instruments at fair value through profit or loss	—	—	1,143
	Losses on financial instruments at fair value through profit or loss	—	—	2,450
H Energy Co., Ltd *	Gains on financial instruments at fair value through profit or loss	—	—	3,106
XL8 INC.	Gains on financial instruments at fair value through profit or loss	—	—	721
SDT Inc.	Interest expense	—	—	13
	Gains on financial instruments at fair value through profit or loss	—	—	527
DYNE MEDICAL GROUP Inc.	Interest income	—	—	26
	Interest expense	—	—	118
	Fee and commission income	—	—	1
	Insurance income	—	—	4
	Provision for credit losses	—	—	22
Bitgoeul Cheomdan Green 1st Co., Ltd.	Interest expense	—	—	1
Logpresso Inc.	Interest expense	—	—	3

(In millions of Korean won)
		2022	2023	2024
Onheal Co., Ltd.	Interest expense	—	—	(20)
	Fee and commission income	—	—	8
TriOar Inc.	Interest expense	—	—	235
Blinkers Inc. *	Losses on financial instruments at fair value through profit or loss	—	—	508
KB-VEP Contact Fund	Fee and commission income	—	—	44
SD Speed Co., Ltd.	Insurance income	—	—	1
KB-Cyrus Tourism Venture Fund	Fee and commission income	—	—	64
Qoala	Gains on financial instruments at fair value through profit or loss	—	—	1,097
FineKB Private Equity Fund No.2	Fee and commission income	—	—	122
GCSM Holdings Limited	Gains on financial instruments at fair value through profit or loss	—	—	5,590
MitoImmune Therapeutics	Losses on financial instruments at fair value through profit or loss	—	—	5,426
Honest Fund, Inc.	Losses on financial instruments at fair value through profit or loss	—	—	3,556
KB Rejuvenation Fund	Fee and commission income	—	—	3
Allra Fintech Corp.	Provision for credit losses	—	—	2
	Interest expense	—	—	17
Yeoulhyulgangho	Interest expense	—	—	1
Others
Retirement pension	Fee and commission income	1,352	1,567	1,720
	Interest expense	39	27	47

*	Excluded from the Group’s related party as of December 31, 2024.
Meanwhile, the Group purchased installment financial assets, etc. from KG Capital Co., Ltd. amounting to ￦373,044 million for the year ended December 31 2023.
43.2 Details of significant outstanding balances of receivables and payables arising from transactions with related parties as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)		December 31, 2023		December 31, 2024
Associates and joint ventures
Balhae Infrastructure Company	Other assets	￦	1,304	￦	1,431
Korea Credit Bureau Co., Ltd.	Loans measured at amortized cost (gross amount)		37		36
	Deposits		17,003		40,570
	Provisions		2		—
	Insurance liabilities		1		1
Incheon Bridge Co., Ltd.	Financial assets at fair value through profit or loss		33,282		35,411
	Loans measured at amortized cost (gross amount)		80,512		70,012
	Allowances for credit losses		38		31
	Other assets		528		389
	Deposits		40,992		43,867
	Provisions		45		40
	Insurance liabilities		87		89
	Other liabilities		504		442
Jungdo Co., Ltd.	Deposits		4		4
Dae-A Leisure Co., Ltd.	Deposits		150		—
Aju Good Technology Venture Fund	Deposits		1,202		1,809
	Other liabilities		1		—
Star-Lord General Investors Private Real Estate Investment Company No.10	Loans measured at amortized cost (gross amount)		149,590		149,898
	Allowances for credit losses		5		5
	Property and equipment		8,934		4,356
	Other assets		8,689		8,860
	Insurance liabilities		44		35
	Other liabilities		11,741		5,107
WJ Private Equity Fund No.1	Other assets		2		2
	Deposits		103		46
KB Cape No.1 Private Equity Fund	Financial assets at fair value through profit or loss		1,935		—
	Other assets		73		—
RAND Bio Science Co., Ltd.	Deposits		4		4
	Loans measured at amortized cost (gross amount)		1		—
Food Factory Co., Ltd.	Financial assets at fair value through profit or loss		738		—
	Loans measured at amortized cost (gross amount)		2,137		1,764
	Allowances for credit losses		2		1
	Other assets		5		4
	Deposits		629		907
	Insurance liabilities		2		8
	Other liabilities		1		1
POSCO-KB Shipbuilding Fund	Other assets		678		—

(In millions of Korean won)		December 31, 2023	December 31, 2024
Big Dipper Co., Ltd.	Loans measured at amortized cost (gross amount)	14	43
	Allowances for credit losses	—	3
	Deposits	40	123
	Other liabilities	8	8
KB-KDBC Pre-IPO New Technology Business Investment Fund	Deposits	46	39
Iwon Alloy Co., Ltd.	Deposits	1	2
RMGP Bio-Pharma Investment Fund, L.P.	Financial assets at fair value through profit or loss	5,938	7,205
	Other liabilities	62	3
RMGP Bio-Pharma Investment, L.P.	Financial assets at fair value through profit or loss	20	25
Wyatt Co., Ltd.	Financial assets at fair value through profit or loss	6,000	3,000
	Deposits	1	1
	Insurance liabilities	73	78
Skydigital Inc.	Deposits	65	30
Banksalad Co., Ltd.	Financial assets at fair value through profit or loss	9,148	2,059
Spark Biopharma Inc.	Financial assets at fair value through profit or loss	7,450	4,634
	Loans measured at amortized cost (gross amount)	17	15
	Deposits	11,419	4,759
	Other liabilities	90	22
	Allowances for credit losses	—	7
	Provisions	—	6
UPRISE, Inc.	Financial assets at fair value through profit or loss	5,710	1,817
Stratio, Inc.	Financial assets at fair value through profit or loss	1,000	1,000
Honest Fund, Inc.	Financial assets at fair value through profit or loss	3,999	442
CellinCells Co., Ltd.	Financial assets at fair value through profit or loss	2,000	2,000
	Loans measured at amortized cost (gross amount)	3	1
	Deposits	37	13
	Provisions	—	1
Channel Corporation	Financial assets at fair value through profit or loss	16,906	20,141
	Deposits	2,030	6
	Other liabilities	11	—
KB No.21 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	2,987	3,122
	Deposits	2,261	2,247
	Other liabilities	38	36

(In millions of Korean won)		December 31, 2023	December 31, 2024
KB No.22 Special Purpose Acquisition Company *	Financial assets at fair value through profit or loss	2,985	—
	Deposits	1,848	—
KB No.23 Special Purpose Acquisition Company *	Financial assets at fair value through profit or loss	1,489	—
KB No.25 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	2,025	1,850
	Deposits	1,586	1,545
	Other liabilities	39	39
KB No.26 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	2,204	2,150
	Deposits	1,761	1,763
	Other liabilities	37	31
KB No.27 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	6,054	5,877
	Deposits	4,497	4,613
	Other liabilities	65	55
KB No.28 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	—	2,113
	Deposits	—	1,910
	Other liabilities	—	45
KB No.29 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	—	3,015
	Deposits	—	2,338
	Other liabilities	—	43
KB No.30 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	—	2,835
	Deposits	—	1,786
	Other liabilities	—	20
KB No.31 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	—	4,301
	Deposits	—	2,352
	Other liabilities	—	13
COSES GT Co., Ltd. *	Loans measured at amortized cost (gross amount)	1	—
	Deposits	1	—
MitoImmune Therapeutics	Financial assets at fair value through profit or loss	7,000	1,574
KB-Solidus Global Healthcare Fund	Other assets	284	—
Bioprotect Ltd.	Financial assets at fair value through profit or loss	4,474	4,628

(In millions of Korean won)		December 31, 2023	December 31, 2024
ASSEMBLE CORPORATION	Financial assets at fair value through profit or loss	4,000	4,000
	Loans measured at amortized cost (gross amount)	2,155	2,021
	Allowances for credit losses	62	43
	Other assets	5	11
	Deposits	78	18
	Other liabilities	1	1
	Provisions	3	1
	Insurance liabilities	—	1
SO-MYUNG Recycling Co., Ltd.	Insurance liabilities	—	1
Go2joy Co., Ltd.	Financial assets at fair value through profit or loss	1,200	1,200
S&E Bio Co., Ltd.	Financial assets at fair value through profit or loss	4,000	4,000
	Loans measured at amortized cost (gross amount)	13	2,016
	Other assets	—	3
	Deposits	2,342	772
	Other liabilities	13	3
	Allowances for credit losses	—	15
	Provisions	—	2
Bluepointpartners Inc.	Financial assets at fair value through profit or loss	1,874	1,636
4N Inc.	Deposits	49	4
Xenohelix Co., Ltd.	Financial assets at fair value through profit or loss	3,100	3,100
	Loans measured at amortized cost (gross amount)	—	4
	Deposits	904	302
Contents First Inc.	Financial assets at fair value through profit or loss	7,277	13,213
	Loans measured at amortized cost (gross amount)	10,365	10,065
	Allowances for credit losses	7	12
	Other assets	4	3
	Deposits	1,072	729
	Provisions	1	—
	Other liabilities	6	4
KB-MDI Centauri Fund L.P.	Financial assets at fair value through profit or loss	18,993	21,058
	Other assets	221	—
2020 KB Fintech Renaissance Fund	Other assets	37	37
OKXE Inc.	Financial assets at fair value through profit or loss	800	2,722

(In millions of Korean won)		December 31, 2023	December 31, 2024
Newavel Co., Ltd.	Loans measured at amortized cost (gross amount)	13	20
	Financial assets at fair value through profit or loss	3,000	—
	Deposits	46	—
Pin Therapeutics Inc.	Loans measured at amortized cost (gross amount)	11	29
	Financial assets at fair value through profit or loss	5,000	7,000
	Deposits	265	11,133
	Other liabilities	—	117
	Allowances for credit losses	—	3
IMBiologics Corp.	Loans measured at amortized cost (gross amount)	5	2
	Financial assets at fair value through profit or loss	7,000	7,000
SuperNGine Co., Ltd.	Loans measured at amortized cost (gross amount)	603	482
	Deposits	69	217
	Allowances for credit losses	6	39
	Other assets	1	1
	Financial assets at fair value through profit or loss	1,996	1,996
Desilo Inc.	Financial assets at fair value through profit or loss	3,168	3,168
	Loans measured at amortized cost (gross amount)	300	300
	Allowances for credit losses	5	5
	Deposits	3	3
Turing Co., Ltd.	Financial assets at fair value through profit or loss	3,000	3,000
	Loans measured at amortized cost (gross amount)	1,901	900
	Allowances for credit losses	14	6
	Other assets	11	2
	Deposits	1,726	819
	Other liabilities	6	—
IGGYMOB Co., Ltd.	Financial assets at fair value through profit or loss	5,000	—
	Loans measured at amortized cost (gross amount)	7	—
Kukka Co., Ltd.	Financial assets at fair value through profit or loss	2,490	2,490
	Insurance liabilities	—	1
ZIPDOC Inc.	Financial assets at fair value through profit or loss	2,000	—
	Deposits	181	1

(In millions of Korean won)		December 31, 2023	December 31, 2024
TeamSparta Inc.	Loans measured at amortized cost (gross amount)	307	5
	Financial assets at fair value through profit or loss	4,001	4,001
	Provisions	1	1
	Deposits	7,672	18,635
	Other liabilities	62	34
	Allowances for credit losses	1	—
Chabot Mobility Co., Ltd.	Financial assets at fair value through profit or loss	2,000	2,580
	Deposits	164	631
Wemade Connect Co., Ltd.	Financial assets at fair value through profit or loss	12,293	7,466
	Loans measured at amortized cost (gross amount)	44	29
	Allowances for credit losses	6	9
	Provisions	8	14
	Deposits	8,843	5,465
	Insurance liabilities	1	4
	Other liabilities	53	38
Nextrade Co., Ltd.	Deposits	56,203	15,281
	Other liabilities	3,174	1,579
TMAP Mobility Co., Ltd.	Loans measured at amortized cost (gross amount)	106	73
	Allowances for credit losses	1	1
	Deposits	80,016	100,010
	Insurance liabilities	—	235
	Other liabilities	763	548
	Provisions	2	5
FutureConnect Co., Ltd.	Financial assets at fair value through profit or loss	1,499	1,499
Gushcloud Talent Agency	Financial assets at fair value through profit or loss	3,688	—
Grinergy Co., Ltd. *	Loans measured at amortized cost (gross amount)	—	1
	Financial assets at fair value through profit or loss	6,486	—
	Provisions	1	2
NexThera Co., Ltd.	Financial assets at fair value through profit or loss	3,000	3,000
FineKB Private Equity Fund No.1	Other assets	13	144
Paramark KB Fund No.1	Other liabilities	34	45
KB Social Impact Investment Fund	Other assets	260	250
Checkmate Therapeutics Inc.	Financial assets at fair value through profit or loss	3,200	3,200
	Insurance liabilities	—	3

(In millions of Korean won)		December 31, 2023	December 31, 2024
Hibiscus Fund L.P.	Financial assets at fair value through profit or loss	12,915	14,717
	Other assets	258	210
RMG-KB BioAccess Fund L.P.	Financial assets at fair value through profit or loss	5,036	9,379
RMG-KB BP Management Ltd.	Financial assets at fair value through profit or loss	174	344
KB Co-Investment Private Equity Fund No.1	Other assets	255	302
Spoon Radio Co., Ltd.	Financial assets at fair value through profit or loss	19,506	15,006
Neuroptika Inc.	Financial assets at fair value through profit or loss	5,879	5,879
Bitgoeul Cheomdan Green 1st Co., Ltd.	Deposits	833	1,239
KB-FT Green Growth No.1 New Technology Business Investment Association	Deposits	700	—
	Other liabilities	8	—
KY Global Cell & Gene Private Equity Fund 2nd *	Deposits	3,790	—
	Other liabilities	42	—
Bigwave Robotics Crop.	Loans measured at amortized cost (gross amount)	31	39
	Financial assets at fair value through profit or loss	2,750	2,750
	Deposits	4	501
	Other liabilities	—	6
Blinkers Inc. *	Financial assets at fair value through profit or loss	999	—
3D Interactive Co., Ltd.	Loans measured at amortized cost (gross amount)	42	6
	Allowances for credit losses	2	—
	Provisions	—	2
	Financial assets at fair value through profit or loss	2,300	2,300
	Deposits	1,501	1,779
XL8 INC.	Financial assets at fair value through profit or loss	5,148	5,869
Elev8-Capital Fund I	Financial assets at fair value through profit or loss	6,656	16,250
New Daegu Busan Expressway Co., Ltd.	Loans measured at amortized cost (gross amount)	72,742	24,264
	Allowances for credit losses	4	4
	Other assets	57	22
	Deposits	146,169	150,007
	Other liabilities	1,891	1,928
	Insurance liabilities	—	22

(In millions of Korean won)		December 31, 2023	December 31, 2024
AIM FUTURE, Inc.	Financial assets at fair value through profit or loss	2,000	2,000
	Loans measured at amortized cost (gross amount)	900	908
	Allowances for credit losses	2	5
	Other assets	1	1
	Deposits	3,393	760
	Other liabilities	48	—
Novorex Inc.	Financial assets at fair value through profit or loss	2,000	2,000
	Loans measured at amortized cost (gross amount)	—	8
	Deposits	7	6
Seokwang T&I Co., Ltd.	Insurance liabilities	2	2
ADP Holdings Co., Ltd.	Deposits	—	2,058
	Other liabilities	—	7
ADPGREEN	Loans measured at amortized cost (gross amount)	—	25
	Deposits	—	1,802
	Other liabilities	—	8
	Allowances for credit losses	—	8
	Provisions	—	3
	Insurance liabilities	—	101
Logpresso Inc.	Financial assets at fair value through profit or loss	—	3,000
	Loans measured at amortized cost (gross amount)	—	31
	Deposits	—	457
Onheal Co., Ltd.	Financial assets at fair value through profit or loss	—	10,000
	Deposits	—	5,001
Ascent Global Fund III	Financial assets at fair value through profit or loss	—	3,767
DYNE MEDICAL GROUP Inc.	Financial assets at fair value through profit or loss	—	3,001
	Loans measured at amortized cost (gross amount)	—	2,022
	Allowances for credit losses	—	16
	Provisions	—	6
	Other assets	—	1
	Deposits	—	3,813
	Other liabilities	—	23
	Insurance liabilities	—	1
TriOar Inc.	Financial assets at fair value through profit or loss	—	3,000
	Loans measured at amortized cost (gross amount)	—	16
	Deposits	—	6,054
	Other liabilities	—	73

(In millions of Korean won)		December 31, 2023	December 31, 2024
Coxwave Co., Ltd.	Financial assets at fair value through profit or loss	—	3,000
SDT Inc.	Financial assets at fair value through profit or loss	—	3,105
Yeoulhyulgangho	Financial assets at fair value through profit or loss	—	500
	Deposits	—	456
KB-VEP Contact Fund	Other assets	—	15
Xpanner Inc	Financial assets at fair value through profit or loss	—	9,673
	Insurance liabilities	—	1
SD Speed Co., Ltd.	Insurance liabilities	—	1
Allra Fintech Corp.	Deposits	—	1,671
	Other liabilities	—	1
	Provisions	—	2
GCSM Holdings Limited	Financial assets at fair value through profit or loss	—	9,506
KB Rejuvenation Fund	Other assets	—	3
Qoala	Financial assets at fair value through profit or loss	—	6,554
FineKB Private Equity Fund No.2	Other assets	—	35
Key management personnel
Key management personnel	Loans measured at amortized cost (gross amount)	5,490	7,125
	Allowances for credit losses	5	3
	Other assets	7	8
	Deposits	15,902	15,365
	Provisions	2	1
	Insurance liabilities	2,293	2,308
	Other liabilities	429	555
Others
Retirement pension	Other assets	364	739
	Other liabilities	606	1,215

*	Excluded from the Group’s related party as of December 31, 2024, therefore, the remaining outstanding balances with those entities are not disclosed.
43.3 Details of significant lending transactions with related parties for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023
	Beginning		Loan		Collection		Ending
Associates and joint ventures
Korea Credit Bureau Co., Ltd.	￦	38	￦	37	￦	(38)	￦	37
Incheon Bridge Co., Ltd.		128,159		346		(14,711)		113,794
Star-Lord General Investors Private Real Estate Investment Company No.10		149,294		296		—		149,590
KB Cape No.1 Private Equity Fund *		2,017		—		(82)		1,935
RAND Bio Science Co., Ltd.		—		1		—		1
KG Capital Co., Ltd. *		40,040		—		(40,040)		—
Food Factory Co., Ltd.		4,041		446		(1,612)		2,875
Paycoms Co., Ltd. *		1,172		—		(1,172)		—
Big Dipper Co., Ltd.		18		14		(18)		14
RMGP Bio-Pharma Investment Fund, L.P.		6,384		—		(446)		5,938
RMGP Bio-Pharma Investment, L.P.		17		3		—		20
Wyatt Corp.		6,000		—		—		6,000
Banksalad Co., Ltd.		10,470		—		(1,322)		9,148
UPRISE, Inc.		5,248		462		—		5,710
Stratio, Inc.		1,000		—		—		1,000
Honest Fund, Inc.		3,999		—		—		3,999
CellinCells Co., Ltd.		2,007		3		(7)		2,003
KB No.21 Special Purpose Acquisition Company		2,959		28		—		2,987
KB No.22 Special Purpose Acquisition Company *		1,972		1,013		—		2,985
KB No.23 Special Purpose Acquisition Company *		2,971		—		(2,971)		—
KB No.24 Special Purpose Acquisition Company *		6,975		—		(6,975)		—
KB No.25 Special Purpose Acquisition Company		—		2,025		—		2,025
KB No.26 Special Purpose Acquisition Company		—		2,204		—		2,204
KB No.27 Special Purpose Acquisition Company		—		6,054		—		6,054
COSES GT Co., Ltd. *		5,436		1		(5,436)		1
Channel Corporation		18,099		—		(1,193)		16,906
MitoImmune Therapeutics		7,000		—		—		7,000
Bioprotect Ltd.		3,802		672		—		4,474
ASSEMBLE CORPORATION		6,234		5		(84)		6,155
Go2joy Co., Ltd.		1,200		—		—		1,200
ClavisTherapeutics, Inc.		2,000		—		(2,000)		—
S&E Bio Co., Ltd.		4,010		13		(10)		4,013
Bluepointpartners Inc.		2,133		—		(259)		1,874
4N Inc.		200		—		(200)		—
Xenohelix Co., Ltd.		2,100		1,000		—		3,100
Contents First Inc		17,294		365		(17)		17,642
KB-MDI Centauri Fund LP		17,471		1,522		—		18,993
OKXE Inc.		800		—		—		800
Checkmate Therapeutics Inc.		3,200		—		—		3,200
Newavel Co., Ltd.		3,015		13		(15)		3,013
IMBiologics Corp.		5,004		2,005		(4)		7,005
Spark Biopharma Inc.		7,467		17		(17)		7,467
G1 Playground Co., Ltd.		1,000		—		(1,000)		—
Pin Therapeutics Inc.		5,013		11		(13)		5,011
Hibiscus Fund LP		10,221		2,694		—		12,915
SuperNGine Co., Ltd.		2,002		603		(6)		2,599

(In millions of Korean won)	2023
	Beginning	Loan	Collection	Ending
Desilo Inc. *	3,468	—	—	3,468
RMG-KB BioAccess Fund L.P.	2,753	2,283	—	5,036
RMG-KB BP Management Ltd.	77	97	—	174
IGGYMOB Co., Ltd.	5,015	7	(15)	5,007
Turing Co., Ltd.	3,000	1,901	—	4,901
Kukka Co., Ltd.	2,490	—	—	2,490
ZIPDOC Inc.	2,000	—	—	2,000
Gushcloud Talent Agency	4,165	—	(477)	3,688
Grinergy Co., Ltd. *	2,500	3,986	—	6,486
NexThera Co., Ltd.	2,000	1,000	—	3,000
Chabot Mobility Co., Ltd.	2,000	—	—	2,000
TeamSparta Inc.	4,001	307	—	4,308
FutureConnect Co., Ltd.	1,499	—	—	1,499
Wemade Connect Co., Ltd.	12,052	337	(52)	12,337
TMAP Mobility Co., Ltd.	—	106	—	106
Taeyoungjungkong Co., Ltd.	—	46	(46)	—
Spoon Radio Co., Ltd.	—	19,506	—	19,506
Neuroptika Inc.	—	5,879	—	5,879
Youngwon Corporation *	—	4,793	(4,793)	—
Bigwave Robotics Crop.	—	2,781	—	2,781
Blinkers Inc. *	—	999	—	999
3D Interactive Co., Ltd.	—	2,342	—	2,342
XL8 INC.	—	5,148	—	5,148
Elev8-Capital Fund I	—	6,656	—	6,656
AIM FUTURE, Inc.	—	2,900	—	2,900
New Daegu Busan Expressway Co., Ltd.	—	72,742	—	72,742
Novorex Inc.	—	2,000	—	2,000
Key management personnel
Key management personnel	6,299	3,368	(4,177)	5,490

*	Excluded from the Group’s related party as of December 31, 2023.

(In millions of Korean won)	2024
	Beginning		Loan		Collection		Ending
Associates and joint ventures
Korea Credit Bureau Co., Ltd.	￦	37	￦	36	￦	(37)	￦	36
Incheon Bridge Co., Ltd.		113,794		2,141		(10,512)		105,423
Star-Lord General Investors Private Real Estate Investment Company No.10		149,590		308		—		149,898
KB Cape No.1 Private Equity Fund *		1,935		—		(1,935)		—
RAND Bio Science Co., Ltd.		1		—		(1)		—
Food Factory Co., Ltd.		2,875		9		(1,120)		1,764
Big Dipper Co., Ltd.		14		43		(14)		43
RMGP Bio-Pharma Investment Fund, L.P.		5,938		1,267		—		7,205
RMGP Bio-Pharma Investment, L.P.		20		5		—		25
Wyatt Corp.		6,000		—		(3,000)		3,000
Banksalad Co., Ltd.		9,148		—		(7,089)		2,059
UPRISE, Inc.		5,710		—		(3,893)		1,817

(In millions of Korean won)	2024
	Beginning	Loan	Collection	Ending
Stratio, Inc.	1,000	—	—	1,000
Honest Fund, Inc.	3,999	—	(3,557)	442
CellinCells Co., Ltd.	2,003	1	(3)	2,001
KB No.21 Special Purpose Acquisition Company	2,987	135	—	3,122
KB No.22 Special Purpose Acquisition Company *	2,985	—	(2,985)	—
KB No.25 Special Purpose Acquisition Company	2,025	—	(175)	1,850
KB No.26 Special Purpose Acquisition Company	2,204	—	(54)	2,150
KB No.27 Special Purpose Acquisition Company	6,054	—	(177)	5,877
KB No.28 Special Purpose Acquisition Company	—	2,113	—	2,113
KB No.29 Special Purpose Acquisition Company	—	3,015	—	3,015
KB No.30 Special Purpose Acquisition Company	—	2,835	—	2,835
KB No.31 Special Purpose Acquisition Company	—	4,301	—	4,301
COSES GT Co., Ltd. *	1	—	(1)	—
Channel Corporation	16,906	3,235	—	20,141
MitoImmune Therapeutics	7,000	—	(5,426)	1,574
Bioprotect Ltd.	4,474	154	—	4,628
ASSEMBLE CORPORATION	6,155	21	(155)	6,021
Go2joy Co., Ltd.	1,200	—	—	1,200
S&E Bio Co., Ltd.	4,013	2,016	(13)	6,016
Bluepointpartners Inc.	1,874	—	(238)	1,636
Xenohelix Co., Ltd.	3,100	4	—	3,104
Contents First Inc.	17,642	7,001	(1,365)	23,278
KB-MDI Centauri Fund LP	18,993	2,065	—	21,058
OKXE Inc.	800	1,922	—	2,722
Checkmate Therapeutics Inc.	3,200	—	—	3,200
Newavel Co., Ltd.	3,013	20	(3,013)	20
IMBiologics Corp.	7,005	2	(5)	7,002
Spark Biopharma Inc.	7,467	15	(2,833)	4,649
Pin Therapeutics Inc.	5,011	2,029	(11)	7,029
Hibiscus Fund LP	12,915	1,802	—	14,717
SuperNGine Co., Ltd.	2,599	2	(123)	2,478
Desilo Inc.	3,468	—	—	3,468
RMG-KB BioAccess Fund L.P.	5,036	4,343	—	9,379
RMG-KB BP Management Ltd.	174	170	—	344
IGGYMOB Co., Ltd.	5,007	—	(5,007)	—
Turing Co., Ltd.	4,901	—	(1,001)	3,900
Kukka Co., Ltd.	2,490	—	—	2,490
ZIPDOC Inc.	2,000	—	(2,000)	—
Gushcloud Talent Agency	3,688	—	(3,688)	—
Grinergy Co., Ltd. *	6,486	1	(6,486)	1
NexThera Co., Ltd.	3,000	—	—	3,000
Chabot Mobility Co., Ltd.	2,000	580	—	2,580
TeamSparta Inc.	4,308	5	(307)	4,006
FutureConnect Co., Ltd.	1,499	—	—	1,499
Wemade Connect Co., Ltd.	12,337	29	(4,871)	7,495
TMAP Mobility Co., Ltd.	106	73	(106)	73

(In millions of Korean won)	2024
	Beginning	Loan	Collection	Ending
Spoon Radio Co., Ltd.	19,506	—	(4,500)	15,006
Neuroptika Inc.	5,879	—	—	5,879
Bigwave Robotics Crop.	2,781	39	(31)	2,789
Blinkers Inc. *	999	—	(999)	—
3D Interactive Co., Ltd.	2,342	6	(42)	2,306
XL8 INC.	5,148	721	—	5,869
Elev8-Capital Fund I	6,656	9,594	—	16,250
AIM FUTURE, Inc.	2,900	8	—	2,908
New Daegu Busan Expressway Co., Ltd.	72,742	27	(48,505)	24,264
Novorex Inc.	2,000	8	—	2,008
Logpresso Inc.	—	3,031	—	3,031
Onheal Co., Ltd.	—	10,000	—	10,000
Ascent Global Fund III	—	3,767	—	3,767
DYNE MEDICAL GROUP Inc.	—	5,023	—	5,023
TriOar Inc.	—	3,016	—	3,016
Coxwave Co., Ltd.	—	3,000	—	3,000
SDT Inc.	—	3,105	—	3,105
Yeoulhyulgangho	—	500	—	500
ADPGREEN	—	25	—	25
Xpanner Inc	—	9,673	—	9,673
GCSM Holdings Limited	—	9,506	—	9,506
Qoala	—	6,554	—	6,554
Key management personnel
Key management personnel	5,490	7,245	(5,610)	7,125

*	Excluded from the Group’s related party as of December 31, 2024.
43.4 Details of significant borrowing transactions with related parties for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023
	Beginning		Borrowing		Repayment		Others 1		Ending
Associates and joint ventures
Korea Credit Bureau Co., Ltd.	￦	27,889	￦	—	￦	—	￦	(10,886)	￦	17,003
Incheon Bridge Co., Ltd.		48,639		67,100		(76,017)		1,270		40,992
Jungdo Co., Ltd.		4		—		—		—		4
Dae-A Leisure Co., Ltd.		154		—		—		(4)		150
Iwon Alloy Co., Ltd.		1		—		—		—		1
Computerlife Co., Ltd.		3		—		—		(3)		—
Skydigital Inc.		10		—		—		55		65
Aju Good Technology Venture Fund		7,222		1,323		(7,900)		557		1,202
KB-KDBC Pre-IPO New Technology Business Investment Fund		317		—		—		(271)		46
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		1,526		—		—		(1,526)		—
WJ Private Equity Fund No.1		221		—		—		(118)		103
KG Capital Co., Ltd. 2		10		—		—		(10)		—
KB No.21 Special Purpose Acquisition Company		2,263		2,050		(2,000)		(52)		2,261
KB No.22 Special Purpose Acquisition Company		1,948		—		—		(100)		1,848
KB No.23 Special Purpose Acquisition Company 2		2,205		2,089		(4,223)		(71)		—
KB No.24 Special Purpose Acquisition Company 2		9,983		—		—		(9,983)		—
KB No.25 Special Purpose Acquisition Company		—		1,500		—		86		1,586
KB No.26 Special Purpose Acquisition Company		—		1,670		—		91		1,761
KB No.27 Special Purpose Acquisition Company		—		4,390		—		107		4,497
RAND Bio Science Co., Ltd.		3		—		—		1		4
Food Factory Co., Ltd.		664		—		—		(35)		629
Paycoms Co., Ltd. 2		1		—		—		(1)		—
Big Dipper Co., Ltd.		19		—		—		21		40
Wyatt Co., Ltd.		1		—		—		—		1
UPRISE, Inc.		27		—		—		(27)		—
CellinCells Co., Ltd.		37		—		—		—		37
COSES GT Co., Ltd.		1,213		—		—		(1,212)		1
ASSEMBLE CORPORATION		915		—		—		(837)		78
S&E Bio Co., Ltd.		6,419		2,500		(2,000)		(4,577)		2,342
4N Inc.		5		—		—		44		49
Contents First Inc.		5,010		6,000		(10,000)		62		1,072
December & Company Inc. 2		1		—		—		(1)		—
Newavel Co., Ltd.		623		—		—		(577)		46
Pin Therapeutics Inc.		6,033		7,217		(12,017)		(968)		265
Spark Biopharma Inc.		17,534		26,369		(30,779)		(1,705)		11,419
SuperNGine Co., Ltd.		17		—		—		52		69
Desilo Inc.		1		1		—		1		3
Turing Co., Ltd.		2,788		700		—		(1,762)		1,726
IGGYMOB Co., Ltd.		254		—		—		(254)		—
TMAP Mobility Co., Ltd.		30,000		170,000		(120,000)		16		80,016

(In millions of Korean won)	2023
	Beginning	Borrowing	Repayment	Others 1	Ending
KAELEEWALEE GLOBAL SAELAENJINSAMO INVESTMENT JE2HO LIMITED PARTNERSHIP	—	3,983	—	(193)	3,790
Nextrade Co., Ltd.	56,202	—	—	1	56,203
ZIPDOC Inc.	915	—	—	(734)	181
TeamSparta Inc.	12,502	7,000	(8,000)	(3,830)	7,672
Chabot Mobility Co., Ltd.	86	—	—	78	164
Wemade Connect Co., Ltd.	10,370	31,000	(30,217)	(2,310)	8,843
Channel Corporation	3,000	7,000	(8,000)	30	2,030
Bitgoeul Cheomdan Green 1st Co., Ltd.	—	—	—	833	833
KB-FT Green Growth No.1 New Technology Business Investment Association	—	700	—	—	700
Bigwave Robotics Crop.	—	—	—	4	4
3D Interactive Co., Ltd.	—	2,000	(2,000)	1,501	1,501
AIM FUTURE, Inc.	—	3,000	—	393	3,393
New Daegu Busan Expressway Co., Ltd.	—	—	—	146,169	146,169
Novorex Inc.	—	—	—	7	7
Xenohelix Co., Ltd.	—	—	—	904	904
Key management personnel
Key management personnel	17,619	22,358	(20,389)	(3,686)	15,902

(In millions of Korean won)	2024
	Beginning		Borrowing		Repayment		Others 1		Ending
Associates and joint ventures
Korea Credit Bureau Co., Ltd.	￦	17,003	￦	—	￦	—	￦	23,567	￦	40,570
Incheon Bridge Co., Ltd.		40,992		72,000		(74,300)		5,175		43,867
Jungdo Co., Ltd.		4		—		—		—		4
Dae-A Leisure Co., Ltd.		150		—		—		(150)		—
Iwon Alloy Co., Ltd.		1		—		—		1		2
Skydigital Inc.		65		—		—		(35)		30
Aju Good Technology Venture Fund		1,202		—		—		607		1,809
KB-KDBC Pre-IPO New Technology Business Investment Fund		46		—		—		(7)		39
WJ Private Equity Fund No.1		103		—		—		(57)		46
KB No.21 Special Purpose Acquisition Company		2,261		2,115		(2,050)		(79)		2,247
KB No.22 Special Purpose Acquisition Company 2		1,848		—		—		(1,848)		—
KB No.25 Special Purpose Acquisition Company		1,586		1,545		(1,500)		(86)		1,545
KB No.26 Special Purpose Acquisition Company		1,761		1,724		(1,670)		(52)		1,763
KB No.27 Special Purpose Acquisition Company		4,497		4,532		(4,390)		(26)		4,613
KB No.28 Special Purpose Acquisition Company		—		1,890		—		20		1,910
KB No.29 Special Purpose Acquisition Company		—		2,100		—		238		2,338
KB No.30 Special Purpose Acquisition Company		—		1,500		—		286		1,786
KB No.31 Special Purpose Acquisition Company		—		2,000		—		352		2,352
RAND Bio Science Co., Ltd.		4		—		—		—		4
Food Factory Co., Ltd.		629		—		—		278		907
Big Dipper Co., Ltd.		40		—		—		83		123
Wyatt Corp.		1		—		—		—		1

(In millions of Korean won)	2024
	Beginning	Borrowing	Repayment	Others 1	Ending
CellinCells Co., Ltd.	37	—	—	(24)	13
COSES GT Co., Ltd. 2	1	—	—	(1)	—
ASSEMBLE CORPORATION	78	—	—	(60)	18
S&E Bio Co., Ltd.	2,342	990	(1,490)	(1,070)	772
4N Inc.	49	—	—	(45)	4
Contents First Inc.	1,072	—	—	(343)	729
Newavel Co., Ltd.	46	—	—	(46)	—
Pin Therapeutics Inc.	265	14,000	(4,000)	868	11,133
Spark Biopharma Inc.	11,419	32,649	(38,908)	(401)	4,759
SuperNGine Co., Ltd.	69	—	—	148	217
Desilo Inc.	3	—	—	—	3
Turing Co., Ltd.	1,726	1,000	(1,700)	(207)	819
TMAP Mobility Co., Ltd.	80,016	360,000	(340,000)	(6)	100,010
KY Global Cell & Gene Private Equity Fund 2 nd 2	3,790	2,910	(308)	(6,392)	—
Nextrade Co., Ltd.	56,203	6,000	(47,200)	278	15,281
ZIPDOC Inc.	181	—	—	(180)	1
TeamSparta Inc.	7,672	3,000	(6,000)	13,963	18,635
Chabot Mobility Co., Ltd.	164	300	—	167	631
Wemade Connect Co., Ltd.	8,843	24,056	(27,556)	122	5,465
Channel Corporation	2,030	—	(2,000)	(24)	6
Bitgoeul Cheomdan Green 1st Co., Ltd.	833	—	—	406	1,239
KB-FT Green Growth 1st Technology Investment Association	700	—	(700)	—	—
Bigwave Robotics Crop.	4	501	—	(4)	501
3D Interactive Co., Ltd.	1,501	—	—	278	1,779
AIM FUTURE, Inc.	3,393	1,000	(4,000)	367	760
New Daegu Busan Expressway Co., Ltd.	146,169	104,500	(93,932)	(6,730)	150,007
Novorex Inc.	7	—	—	(1)	6
Xenohelix Co., Ltd.	904	—	—	(602)	302
ADP Holdings Co., Ltd.	—	6,094	(4,037)	1	2,058
ADPGREEN	—	10,551	(9,001)	252	1,802
Logpresso Inc.	—	100	(200)	557	457
DYNE MEDICAL GROUP Inc.	—	5,150	(7,800)	6,463	3,813
Onheal Co., Ltd.	—	—	—	5,001	5,001
TriOar Inc.	—	10,500	(8,500)	4,054	6,054
Yeoulhyulgangho	—	200	—	256	456
SDT Inc.	—	—	(1,000)	1,000	—
Allra Fintech Corp.	—	12,500	(19,500)	8,671	1,671
Key management personnel
Key management personnel	15,902	26,709	(22,264)	(4,982)	15,365

1	Transactions between related parties, such as settlements arising from operating activities and deposits, are expressed in net amount.
2	Excluded from the Group’s related party as of December 31, 2024.
43.5 Details of significant investment and withdrawal transactions with related parties for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023				2024
	Equity investment and others		Withdrawal and others		Equity investment and others		Withdrawal and others
Balhae Infrastructure Company	￦	—	￦	10,661	￦	—	￦	6,350
KB-KDBC Pre-IPO New Technology Business Investment Fund		—		—		—		600
KB-SJ Tourism Venture Fund		—		—		—		4,030
Korea Credit Bureau Co., Ltd.		—		90		—		90
KB-UTC Inno-Tech Venture Fund		—		2,250		—		338
KB-Solidus Global Healthcare Fund		—		16,440		—		700
KB-Stonebridge Secondary Private Equity Fund		—		7,191		—		1,004
KB SPROTT Renewable Private Equity Fund No.1		—		476		—		8,349
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		1,800		2,572		8,964		9,629
KB Material and Parts No.1 PEF *		—		—		—		3,400
KB-TS Technology Venture Private Equity Fund		—		672		125		2,464
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund *		—		12,500		—		3,915
Aju Good Technology Venture Fund		—		11,377		—		2,120
G payment Joint Stock Company		—		—		—		6,445
KB-KTB Technology Venture Fund		5,600		—		5,600		1
KB-SOLIDUS Healthcare Investment Fund		21,861		—		23,270		65
Paramark KB Fund No.1		3,342		—		8,130		—
FineKB Private Equity Fund No.1		—		2,125		6,790		1,500
FineKB Private Equity Fund No.2		—		—		500		250
KB No.22 Special Purpose Acquisition Company *		—		—		—		10
KB-BridgePole Venture Investment Fund *		—		714		—		136
KB-Kyobo New Mobility Power Fund *		—		—		—		3,000
SKS-VLP New Technology Investment Fund No.2 *		—		1,156		—		—
JS Private Equity Fund No.3		—		—		—		755
Star-Lord General Investors Private Real Estate Investment Company No.10		—		—		—		358
KB Co-Investment Private Equity Fund No.1		2,208		—		9,131		3,173
POSITIVE Sobujang Venture Fund No.1		—		—		—		1,121
PEBBLES-MW M.C.E New Technology Investment Fund 1st *		—		2,000		—		—
KB-NP Green ESG New Technology Venture Capital Fund		9,075		—		19,800		—
KB-Badgers Future Mobility ESG Fund No.1		5,540		—		10,404		1,071
Lakewood-AVES Fund No.1 *		2,000		—		—		2,000
MW-Pyco NewWave New Technology Investment Fund 4th		2,000		—		—		—
KB No.23 Special Purpose Acquisition Company *		—		5		—		—
KB No.24 Special Purpose Acquisition Company *		25		25		—		—
KB No.25 Special Purpose Acquisition Company		5		—		—		—
KB No.26 Special Purpose Acquisition Company		5		—		—		—
Bitgoeul Cheomdan Green 1st Co., Ltd.		190		—		152		—
KB-SUSUNG 1st Investment Fund		2,000		—		—		1,386
KB-SUSUNG 2st Investment Fund		—		—		2,000		—

(In millions of Korean won)	2023				2024
	Equity investment and others		Withdrawal and others		Equity investment and others		Withdrawal and others
Friend 55 New Technology Business Investment Fund *	￦	1,200	￦	—	￦	—	￦	1,200
Hahn & Company No. 4-3 Private Equity Fund *		7,183		32		—		—
KB No.27 Special Purpose Acquisition Company		5		—		—		—
DSIP-Pharos Bioenergy Fund *		4,000		—		—		4,000
Shinhan-Eco Venture Fund 2nd		1,825		—		225		—
Leading H2O Fund 1		1,500		—		—		—
2023 JB Newtech No.2 Fund		1,800		—		—		394
KY Global Cell & Gene Private Equity Fund 2nd *		27,034		—		—		—
U-KB Credit No.1 Private Equity		6,419		—		591		—
KB-BridgePole Venture Investment Fund No.2		1,500		—		—		—
KB No.28 Special Purpose Acquisition Company		—		—		5		—
Timefolio Athleisure Investment Fund		—		—		4,000		—
COMPA Global Scale-Up Fund No.3		—		—		1,000		—
AKK Robotech Valueup New Technology Investment Fund		—		—		1,000		—
YG MCE PROJECT NO.1 Fund		—		—		1,500		—
KB No.29 Special Purpose Acquisition Company		—		—		10		—
KB No.30 Special Purpose Acquisition Company		—		—		10		—
KB No.31 Special Purpose Acquisition Company		—		—		10		—
IMM global Secondary 1-1 Equity Private Fund		—		—		2,819		—
Elohim-Bilanx aerospace No.1 Fund		—		—		2,000		—
KB-CJ Venture Fund 1st		—		—		1,800		—
HI YG Win-win Fund No.2		—		—		2,000		—
KB-VEP Contact Fund		—		—		395		47
Reboot Private Equity Fund		—		—		7,000		—
LIB Material Investment Fund		—		—		4,098		—
NOVORSEC-SJG Consumer Secondary Fund		—		—		1,700		—
Allra Fintech Corp.		—		—		8,532		—
KB Global Commerce Private Equity Investment Fund *		—		—		—		7000
KB-SBI Global Strategic Capital Fund		—		—		11,298		—
KB-Cyrus Tourism Venture Fund		—		—		1,000		—
IBKS Design Fund		—		—		2,000		—
NICE DATA INTELLIGENCE VENTURE FUND		—		—		1,000		—
Pectus Hanhwa Fund 2		—		—		2,000		—
KB-IMM New Star Real Estate Private Fund I		—		—		31,672		—
KB Rejuvenation Fund		—		—		500		—
VIG Private Equity Fund V-3		—		—		1,636		—
KOENTEC Co. Ltd.		—		—		107,428		—
Sirius Silicon Valley I New Technology Fund		500		—		—		—

*	Excluded from the Group’s related party as of December 31, 2024.
43.6 Unused commitments provided to related parties as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won or in a US Dollar or Malaysian ringgit or the Indonesian Rupiah)		December 31, 2023		December 31, 2024
Associates and joint ventures
Balhae Infrastructure Company	Purchase of securities	￦	6,154	￦	6,154
Korea Credit Bureau Co., Ltd.	Unused lines of credit for credit card		563		565
Incheon Bridge Co., Ltd.	Loan commitments in Korean won		20,000		20,000
	Unused lines of credit for credit card		88		88
TeamSparta Inc.	Loan commitments in Korean won		1,000		1,000
	Unused lines of credit for credit card		633		696
3D Interactive Co., Ltd.	Unused lines of credit for credit card		8		44
Food Factory Co., Ltd.	Unused lines of credit for credit card		55		50
CellinCells Co., Ltd.	Unused lines of credit for credit card		21		11
RAND Bio Science Co., Ltd.	Unused lines of credit for credit card		24		25
Big Dipper Co., Ltd.	Unused lines of credit for credit card		31		12
ASSEMBLE CORPORATION	Unused lines of credit for credit card		45		29
COSES GT Co., Ltd. *	Unused lines of credit for credit card		29		12
Spark Biopharma Inc.	Unused lines of credit for credit card		33		35
Newavel Co., Ltd.	Unused lines of credit for credit card		17		10
IMBiologics Corp.	Unused lines of credit for credit card		18		21
SuperNGine Co., Ltd.	Unused lines of credit for credit card		37		38
IGGYMOB Co., Ltd.	Unused lines of credit for credit card		43		50
Pin Therapeutics Inc.	Unused lines of credit for credit card		39		21
Grinergy Co., Ltd. *	Unused lines of credit for credit card		10		9
S&E Bio Co., Ltd.	Unused lines of credit for credit card		37		34
Wemade Connect Co., Ltd.	Unused lines of credit for credit card		156		121
TMAP Mobility Co., Ltd.	Unused lines of credit for credit card		710		744
Contents First Inc.	Unused lines of credit for credit card		135		35
Allra Fintech Corp.	Unused lines of credit for credit card		—		49
Bigwave Robotics Crop.	Unused lines of credit for credit card		69		61
New Daegu Busan Expressway Co., Ltd.	Unused lines of credit for credit card		—		4
AIM FUTURE, Inc.	Unused lines of credit for credit card		—		35
Novorex Inc.	Unused lines of credit for credit card		—		28
Xenohelix Co., Ltd.	Unused lines of credit for credit card		—		6
ADPGREEN	Unused lines of credit for credit card		—		25
Logpresso Inc.	Unused lines of credit for credit card		—		29
DYNE MEDICAL GROUP Inc.	Unused lines of credit for credit card		—		135
TriOar Inc.	Unused lines of credit for credit card		—		34
KB-CJ Venture Fund 1st	Purchase of securities		—		4,200
KB-TS Technology Venture Private Equity Fund	Purchase of securities		110		—
KB-Stonebridge Secondary Private Equity Fund	Purchase of securities		864		173
KB-NAU Special Situation Corporate Restructuring Private Equity Fund	Purchase of securities		13,488		4,524
All Together Korea Fund No.2	Purchase of securities		990,000		990,000
KB-KTB Technology Venture Fund	Purchase of securities		5,600		—
KB-SOLIDUS Healthcare Investment Fund	Purchase of securities		46,884		23,569
KB Co-Investment Private Equity Fund No.1	Purchase of securities		13,524		4,393
KB-Badgers Future Mobility ESG Fund No.1	Purchase of securities		37,323		26,920
KB-NP Green ESG New Technology Venture Capital Fund	Purchase of securities		29,550		9,750
FineKB Private Equity Fund No.1	Purchase of securities		9,125		2,335
FineKB Private Equity Fund No.2	Purchase of securities		500		—
KB-Solidus Global Healthcare Fund	Purchase of securities		2,120		—
	Commitments on loss absorption priority		4,500		4,500

(In millions of Korean won or in a US Dollar or Malaysian ringgit or the Indonesian Rupiah)		December 31, 2023		December 31, 2024
Associates and joint ventures
Paramark KB Fund No.1	Purchase of securities		14,490		6,360
Smart Korea KB Future9-Sejong Venture Fund	Purchase of securities		2,000		2,000
Shinhan-Eco Venture Fund 2nd	Purchase of securities		675		450
U-KB Credit No.1 Private Equity	Purchase of securities		33,582		35,700
KB-Cyrus Tourism Venture Fund	Commitments on purchase of securities		—		4,000
KB-SBI Global Strategic Capital Fund	Commitments on purchase of securities		—		55,702
KB-IMM New Star Real Estate Private Fund I	Purchase of securities		—		42,442
VIG Private Equity Fund V-3	Purchase of securities		—		8,364
RMGP Bio-Pharma Investment Fund, L.P.	Purchase of securities	USD	3,622,333	USD	2,693,142
RMGP Bio-Pharma Investment, L.P.	Purchase of securities	USD	10,027	USD	8,470
RMG-KB BP Management Ltd.	Purchase of securities	USD	630,679	USD	556,617
RMG-KB BioAccess Fund L.P.	Purchase of securities	USD	24,722,014	USD	21,113,820
Elev8-Capital Fund I	Purchase of securities	IDR	2,445,497,800	IDR	1,787,096,277
Ascent Global Fund III	Purchase of securities	USD	35,000,000	USD	32,437,479
Key management personnel
Key management personnel	Loan commitments in Korean won		2,666		3,011

*	Excluded from the Group’s related party as of December 31, 2024.
43.7 Details of compensation to key management personnel for the years ended December 31, 2022, 2023 and 2024, are as follows:

(In millions of Korean won)	2022
	Short-term employee benefits		Post-employment benefits		Share-based payments		Total
Registered directors (executive)	￦	8,725	￦	863	￦	7,487	￦	17,075
Registered directors (non-executive)		1,058		—		—		1,058
Non-registered directors		16,756		484		12,432		29,672

	￦	26,539	￦	1,347	￦	19,919	￦	47,805

(In millions of Korean won)	2023
	Short-term employee benefits		Post-employment benefits		Share-based payments		Total
Registered directors (executive)	￦	7,874	￦	930	￦	8,654	￦	17,458
Registered directors (non-executive)		1,092		—		—		1,092
Non-registered directors		18,087		707		15,816		34,610

	￦	27,053	￦	1,637	￦	24,470	￦	53,160

(In millions of Korean won)	2024
	Short-term employee benefits		Post-employment benefits		Share-based payments		Total
Registered directors (executive)	￦	7,196	￦	915	￦	14,726	￦	22,837
Registered directors (non-executive)		1,081		—		—		1,081
Non-registered directors		18,451		480		29,236		48,167

	￦	26,728	￦	1,395	￦	43,962	￦	72,085

43.8 Details of collateral provided by related parties as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	Assets held as collateral	December 31, 2023		December 31, 2024
Key management personnel	Time deposits and others	￦	638	￦	1,437
	Real estate		6,326		8,092
As of December 31, 2024, Incheon Bridge Co., Ltd. a related party, provides fund management account, civil engineering works insurance, and management and operations rights as senior collateral amounting to ￦611,000 million to the project financing group consisting of the Group and 5 other institutions, and as subordinated collateral amounting to ￦384,800 million to subordinated debt holders consisting of the Group and 2 other institutions. Also, it provides certificate of credit guarantee amounting to ￦400,000 million as collateral to the project financing group consisting of the Group and 5 other institutions.